Cash cash equivalents and restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash on hand	¥ 41	¥ 41
Cash at bank	38	2,325
Restricted cash at bank	0	167
Cash, cash equivalents and restricted cash per consolidated statements of cash flow	¥ 79	¥ 2,533